Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of associates [line items]
Cost of operating leases	¥ 30,038	¥ 30,281	¥ 22,922
Cost related to disposal of assets leased	224	3,212	301
Cost related to IT solution services and IT systems	109,346	94,071	89,762
Provision for interest repayment	22,061	28,818	31,596
Losses on disposal of property, plant and equipment, and other intangible assets	9,360	6,377	3,856
Impairment losses of property, plant and equipment	4,168	31,617	43,708
Impairment losses of intangible assets	9,648	135,519	55,816
Losses on sale of investments in subsidiaries and associates	85,419	8,216
Impairment losses of investments in associates and joint ventures	93,046	56,461	42,460
Losses on step acquisition of subsidiaries	1,249
Others	102,298	107,775	78,138
Total other expenses	¥ 466,857	¥ 502,347	¥ 368,559